Note 15 - Inventory - Inventory (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Stockpiled ore and work in progress	$ 511,050	$ 503,187
Supplies	4,341	4,302
Total Inventory	$ 515,391	$ 507,489